Group Main Entities (Information) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Icl Israel Ltd [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Israel Ltd.
Principal location of the company's activity	Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Dead Sea Works Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Dead Sea Works Ltd.
Principal location of the company's activity	Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Dead Sea Bromine Company Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Dead Sea Bromine Company Ltd.
Principal location of the company's activity	Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Rotem Amfert Negev Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Rotem Amfert Negev Ltd.
Principal location of the company's activity	Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Mifalei Tovala Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Mifalei Tovala Ltd.
Principal location of the company's activity	Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Dead Sea Magnesium Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Dead Sea Magnesium Ltd.
Principal location of the company's activity	Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Bromine Compounds Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Bromine Compounds Ltd.
Principal location of the company's activity	Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Fertilizers and Chemicals Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Fertilizers and Chemicals Ltd.
Principal location of the company's activity	Israel
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Iberpotash S.A. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Iberpotash S.A.
Principal location of the company's activity	Spain
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Fuentes Fertilizantes S.L. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Fuentes Fertilizantes S.L.
Principal location of the company's activity	Spain
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Icl Europe Cooperatief U.a. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Europe Coöperatief U.A.
Principal location of the company's activity	The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
ICL Europe B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Europe B.V.
Principal location of the company's activity	The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Icl Ip Terneuzen Bv [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL IP Terneuzen B.V
Principal location of the company's activity	The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Icl Finance Bv [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Finance BV
Principal location of the company's activity	The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Everris International B.V. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Everris International B.V.
Principal location of the company's activity	The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Icl Puriphos Bv [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Puriphos B.V.
Principal location of the company's activity	The Netherlands
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
ICL-IP America Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL-IP America Inc
Principal location of the company's activity	United States of America
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Icl Specialty Products Inc [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Specialty Products Inc
Principal location of the company's activity	United States of America
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Everris Na Inc [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Everris NA, Inc.
Principal location of the company's activity	United States of America
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Growers Holdings, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Growers Holdings, Inc.
Principal location of the company's activity	United States of America
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
BK Giulini GmbH [Member]
Disclosure of subsidiaries [Line Items]
Name of company	BK Giulini GmbH
Principal location of the company's activity	Germany
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
ICL Holding Germany GmbH [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Holding Germany GmbH
Principal location of the company's activity	Germany
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Icl Bitterfeld Gmbh [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Bitterfeld GmbH
Principal location of the company's activity	Germany
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Prolactal Gmbh [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Prolactal GmbH
Principal location of the company's activity	Austria
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Cleveland Potash Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Cleveland Potash Ltd.
Principal location of the company's activity	United Kingdom
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Everris Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Everris Ltd.
Principal location of the company's activity	United Kingdom
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
ICL America do Sul [Member]
Disclosure of subsidiaries [Line Items]
Principal location of the company's activity	Brazil
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
ICL Aditivos E Ingredientes LTDA [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Aditivos E Ingredientes LTDA
Principal location of the company's activity	Brazil
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
ICL Investment Co. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL America do Sul
Principal location of the company's activity	China
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Yunnan Phosphate Haikou Co. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Yunnan Phosphate Haikou Co. Ltd.
Principal location of the company's activity	China
Ownership interest in it's subsidiary and investee companies for the year ended December 31	50.00%	50.00%
Icl Asia Ltd [Member]
Disclosure of subsidiaries [Line Items]
Name of company	ICL Asia Ltd
Principal location of the company's activity	Hong Kong
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Icl Trading Hk Ltd Member
Disclosure of subsidiaries [Line Items]
Name of company	ICL Trading (HK) Ltd.
Principal location of the company's activity	Hong Kong
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%
Scora S.A.S., France [Member]
Disclosure of subsidiaries [Line Items]
Name of company	Scora S.A.S., France
Principal location of the company's activity	France
Ownership interest in it's subsidiary and investee companies for the year ended December 31	100.00%	100.00%